Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	Gol Intelligent Airlines Inc.
Entity Central Index Key	0001291733
Document Type	20-F
Trading Symbol	GOL
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	2,863,682,710
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017